SHARE BASED COMPENSATION (Schedule of Assumptions Used with Binomial Option Valuation Model) (Details) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2015
January 12, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	2.82%
Volatility rate	93.00%
Dividend yield	0.00%
July 06, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	3.20%
Exercise multiple	3
Volatility rate	91.00%
Dividend yield	0.00%
Post-vesting forfeiture rate	5.00%
September 09, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Minimum [Member] | January 12, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	1.8
Post-vesting forfeiture rate	5.00%
Minimum [Member] | September 09, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	2.94%
Exercise multiple	1.8
Volatility rate	91.00%
Post-vesting forfeiture rate	5.00%
Maximum [Member] | January 12, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	3
Post-vesting forfeiture rate	8.00%
Maximum [Member] | September 09, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	3.08%
Exercise multiple	3
Volatility rate	92.00%
Post-vesting forfeiture rate	8.00%